ORDINARY SHARES - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended								1 Months Ended
	May 31, 2010	Jan. 20, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 09, 2010	Sep. 14, 2011 Maximum	Dec. 31, 2012 Common Class A	Dec. 31, 2011 Common Class A	Nov. 30, 2011 Common Class A	Apr. 09, 2010 Common Class A Vote	Dec. 31, 2012 Common Class B	Dec. 31, 2011 Common Class B	Apr. 09, 2010 Common Class B Vote	May 31, 2010 American Depositary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized			207,000,000	207,000,000		205,000,000		124,500,000	124,500,000	2,000,000	122,500,000	82,500,000	82,500,000	82,500,000
Ordinary shares, par value			$ 0.0001	$ 0.0001		$ 0.0001				$ 0.0001
Vote per share											5			1
Issuance of ordinary share to Aegis (share)		12,390,000
Issuance of ordinary share to Aegis (value)		$ 49,278,000			$ 49,278,000
Issuance of ordinary share, issuance costs		350,000
Repurchase of ordinary shares (in shares)		4,890,000	2,041,836	432,650
Repurchase of ordinary shares		19,560,000	5,825,000	1,906,000	19,561,000
Promissory note interest rate		4.75%
Interest expense paid		488,000			488,000
Issue of ordinary shares at Initial Public Offering (share)	15,625,000														7,812,500
Stock price per American depositary shares	$ 9.50
Issue of ordinary shares at Initial Public Offering (Value)	65,247,000				65,247,000
Conversion of Series A convertible redeemable preferred shares	5,000,000
Shares authorized to repurchased							$ 10,000,000
Average price of ordinary share repurchased			$ 7.33	$ 8.80
Ordinary shares, shares outstanding			76,669,573	77,966,176				14,169,573	15,466,176			62,500,000	62,500,000